Convertible note (Details Narrative) - USD ($)		6 Months Ended
	Oct. 10, 2024	Mar. 31, 2025	Mar. 31, 2024
Convertible note
Interest expenses		$ 54,738	$ 212,277
Unsecured convertible note principal amount	$ 3,149,750
Purchase price	2,925,000
Original Issue Discount	204,750
Debt Issuance Costs	$ 20,000
Adjusted for the reversed stock split, shares		443,430	27,664
Interest rate	7.00%	6.50%
Conversion of convertible note into number of ordinary share conversion rate per share	$ 0.10412
Redemption of convertible notes		$ 2,760,000	$ 960,000
Shares Issued Upon Conversion		11,085,753	691,610